Note 13 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]

NOTE 13. Income Taxes

The Company’s income tax expense attributable to income from operations consisted of the following (in thousands):

Six Months Ended June 30, 2021
Current tax expense	$-
Deferred tax expense	2,535
Income tax expense	$2,535

The reconciliation between the income tax expense computed by multiplying pre-tax income by the U.S. federal statutory rate and the reported amounts of income tax expense is as follows (in thousands, except rate):

Six Months Ended June 30, 2021
Income tax expense at U.S. federal statutory rate	$2,735
Limited tax benefit due to stock-based compensation	(81)
Other	(119)
Income tax expense	$2,535
Effective income tax rate	19.5%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows as of June 30, 2021 and December 31, 2020 (in thousands):

	June 30, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$16,770	$9,725
Stock-based compensation	3,419	3,124
Unrecognized derivative losses	2,637	-
Other	107	31
Less: Valuation allowance	-	-
Net deferred tax assets	22,933	12,880
Deferred tax liabilities:
Oil and natural gas properties, principally due to differences in basis and depreciation and the deduction of intangible drilling costs for tax purposes	(64,365)	(51,778)
Net deferred tax liabilities	$(41,432)	$(38,898)

The effective income tax rate differs from the U.S. statutory rate of 21 percent primarily due to permanent differences between GAAP income and taxable income. Periods prior to August 22, 2020 are not shown because the Predecessors were treated as partnerships for U.S. federal income tax purposes and therefore do not record a provision for U.S. federal income tax because the partners of the Predecessors report their share of the Predecessors’ income or loss on their respective income tax returns. The Predecessors are required to file tax returns on Form 1065 with the IRS. The 2017 through 2020 tax years remain open to examination.

As required by ASC Topic 740, “Income Taxes,” (“ASC 740”) the Company uses reasonable judgments and makes estimates and assumptions related to evaluating the probability of uncertain tax positions. The Company bases its estimates and assumptions on the potential liability related to an assessment of whether the income tax position will “more likely than not” be sustained in an income tax audit. Based on that analysis, the Company believes the Company has not taken any material uncertain tax positions, and therefore has not recorded an income tax liability related to uncertain tax positions. However, if actual results materially differ, the Company’s effective income tax rate and cash flows could be affected in the period of discovery or resolution. The Company also reviews the estimates and assumptions used in evaluating the probability of realizing the future benefits of the Company’s deferred tax assets and records a valuation allowance when the Company believes that a portion or all the deferred tax assets may not be realized. If the Company is unable to realize the expected future benefits of its deferred tax assets, the Company is required to provide a valuation allowance. The Company uses its history and experience, overall profitability, future management plans, tax planning strategies, and current economic information to evaluate the amount of valuation allowance to record. As of June 30, 2021 and December 31, 2020, the Company has not recorded a valuation allowance for deferred tax assets arising from its operations because the Company believes they meet the “more likely than not” criteria as defined by the recognition and measurement provisions of ASC 740. However, the Company may not realize the $22.9 million and $12.9 million in deferred tax assets it has as of June 30, 2021 and December 31, 2020, respectively, if the estimates and assumptions used in evaluating the probability of realizing the future benefits of the Company's deferred tax assets change, which would affect the Company’s effective income tax rate and cash flows in the period of discovery or resolution.

The Company is also subject to Texas Margin Tax. The Company realized no Texas Margin Tax in the accompanying condensed consolidated and combined financial statements as we do not anticipate owing any Texas Margin Tax for any 2021.

NOTE 12. Income Taxes

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief and Economic Security Act ("CARES Act"). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company continues to examine how the CARES Act may impact its business, results of operations, financial condition and liquidity.

The Company’s income tax expense (benefit) attributable to income (loss) from operations consisted of the following(in thousands):

August 22, 2020 through December 31, 2020
Current tax benefit	$(3,176)
Deferred tax benefit	(1,047)
Income tax benefit	$(4,223)

The reconciliation between the income tax expense (benefit) computed by multiplying pre-tax income (loss) by the U.S. federal statutory rate and the reported amounts of income tax expense (benefit) is as follows (in thousands, except rate):

August 22, 2020 through December 31, 2020
Income tax expense (benefit) at U.S. federal statutory rate	$(4,337)
Limited tax benefit due to stock-based compensation	127
Other	(13)
Income tax expense (benefit)	$(4,223)
Effective income tax rate	20.4%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows as of December 31, 2020 (in thousands):

December 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$9,725
Stock-based compensation	3,124
Other	31
Less: Valuation allowance	-
Net deferred tax assets	12,880

Deferred tax liabilities:
Oil and natural gas properties, principally due to differences in basis and depreciation and the deduction of intangible drilling costs for tax purposes	(51,778)
Net deferred tax liabilities	$(38,898)

The effective income tax rate differs from the U.S. statutory rate of 21 percent primarily due to permanent differences between GAAP income and taxable income. Periods prior to August 22, 2020 are not shown because the Predecessors were treated as partnerships for U.S. federal income tax purposes and therefore do not record a provision for U.S. federal income tax because the partners of the Predecessors report their share of the Predecessors’ income or loss on their respective income tax returns. The Predecessors are required to file tax returns on Form 1065 with the IRS. The 2017 through 2019 tax years remain open to examination.

As required by ASC Topic 740, “Income Taxes,” (“ASC 740”) the Company uses reasonable judgments and makes estimates and assumptions related to evaluating the probability of uncertain tax positions. The Company bases its estimates and assumptions on the potential liability related to an assessment of whether the income tax position will “more likely than not” be sustained in an income tax audit. Based on that analysis, the Company believes the Company has not taken any material uncertain tax positions, and therefore has not recorded an income tax liability related to uncertain tax positions. However, if actual results materially differ, the Company’s effective income tax rate and cash flows could be affected in the period of discovery or resolution. The Company also reviews the estimates and assumptions used in evaluating the probability of realizing the future benefits of the Company’s deferred tax assets and records a valuation allowance when the Company believes that a portion or all the deferred tax assets may not be realized. If the Company is unable to realize the expected future benefits of its deferred tax assets, the Company is required to provide a valuation allowance. The Company uses its history and experience, overall profitability, future management plans, tax planning strategies, and current economic information to evaluate the amount of valuation allowance to record. As of December 31, 2020, the Company has not recorded a valuation allowance for deferred tax assets arising from its operations because the Company believes they meet the “more likely than not” criteria as defined by the recognition and measurement provisions of ASC 740. However, the Company may not realize the $12.9 million in deferred tax assets it has as of December 31, 2020 if the estimates and assumptions used in evaluating the probability of realizing the future benefits of the Company's deferred tax assets change, which would affect the Company’s effective income tax rate and cash flows in the period of discovery or resolution.

On December 27, 2020, President Trump signed into law the Consolidated Appropriations Act, an omnibus spending bill to fund the federal government that also includes an array of COVID-related tax relief for individuals and businesses.  The tax-related measures contained in the Act revise and expand provisions enacted earlier in the year by the Families First Coronavirus Response Act and the CARES Act.  The Act also extends a number of expiring tax provisions. Additionally, the Act provides for a 100% deduction for certain business meals incurred in calendar years 2021 and 2022, which are currently deductible at 50% for years ending December 31, 2020. The Company determined that income tax effects related to the passage of the Consolidated Appropriations Act were not material to the financial statements for the year ended December 31, 2020.

The Company is also subject to Texas Margin Tax. The Company realized no Texas Margin Tax in the accompanying condensed consolidated and combined financial statements as we do not anticipate owing any Texas Margin Tax for any periods.